Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements

19. FAIR VALUE MEASUREMENTS

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level fair value hierarchy that prioritizes the inputs used to measure fair value is established. The three levels of inputs used to measure fair value are as follows:

Level 1	-	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	-	Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3	-	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

The following tables present the fair-value hierarchy levels of Ricoh’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2012 and 2013.

	Millions of Yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥35,734	—	—	¥35,734
Foreign equity securities	6,120	—	—	6,120
Foreign corporate bonds	1,779	—	—	1,779
Derivative instruments:
Interest rate swap agreements	—	¥45	—	45
Foreign currency contracts	—	468	—	468
Foreign currency options	—	36	—	36

Total assets	¥43,633	¥549	—	¥44,182

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	¥2,227	—	¥2,227
Foreign currency contracts	—	6,300	—	6,300
Foreign currency options	—	1,056	—	1,056

Total liabilities	—	¥9,583	—	¥9,583

	Millions of Yen
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥41,622	—	—	¥41,622
Foreign equity securities	8,745	—	—	8,745
Foreign corporate bonds	1,952	—	—	1,952
Derivative instruments:
Interest rate swap agreements	—	¥835	—	835
Foreign currency contracts	—	531	—	531
Foreign currency options	—	99	—	99

Total assets	¥52,319	¥1,465	—	¥53,784

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	¥2,239	—	¥2,239
Foreign currency contracts	—	20,448	—	20,448
Foreign currency options	—	15	—	15

Total liabilities	—	¥22,702	—	¥22,702

Available-for-sale securities

Available-for-sale securities classified as Level 1 in the fair value hierarchy contain marketable equity securities and bonds. Marketable equity securities and bonds are valued using a market approach based on the quoted market prices of identical instruments in active markets.

Derivative instruments

Derivative instruments consist of foreign currency contracts, currency swap agreements, foreign currency options and interest rate swap agreements (including interest rate and currency swap agreements). These derivative instruments are classified as Level 2 in the fair value hierarchy, since they are valued using observable market data such as LIBOR-based yield curves.

Assets and liabilities measured at fair value on a non-recurring basis

During the year ended March 31, 2013, long-lived assets with a carrying amount of ¥ 2,088 million were written down to their fair value of ¥ 709 million, resulting in an impairment charge of ¥ 1,379 million, which was included in operating expenses in the consolidated statements of operations. Ricoh determined the fair value based on a combination of repurchase cost approach and market approach using unobservable inputs such as residual value ratio and classified the long-lived assets as Level 3.

During the year ended March 31, 2012, goodwill with a carrying amount of ¥27,491 million were written down to their fair value of ¥0 million, resulting in an impairment charge of ¥27,491 million, which was included in operating expenses in the consolidated statements of operations. Ricoh determined the fair value based on a combination of cost approach and market approach using unobservable inputs, such as estimated realization or liquidity level and discount rate, which considered prices and other relevant information generated by market transactions involving comparable assets and liabilities, and therefore this measurement is classified as Level 3.

During the year ended March 31, 2012, long-lived assets held and used with a carrying amount of ¥10,070 million were written down to their fair value of ¥0 million, resulting in an impairment charge of ¥10,070 million, which was included in cost of sales of ¥551 million and operating expenses of ¥9,519 million in the consolidated statements of operations. Ricoh determined the fair value by discounted cash flow method based upon the most recent business plan. These measurements are classified as Level 3 because significant unobservable inputs, such as projections of future cash flows, were considered in the fair value measurements